UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

if amendment report check here: [ ]; and provide Amendment Number: __________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ------------------------------------
          Chicago, IL 60603
          ---------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Kendall
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3997
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Stephen F. Kendall        Chicago, IL           February 14, 2012
    -------------------      -------------------      -------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     70
                                            ---------------------
Form 13F Information Table Value Total:     $218,765
                                            ---------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  Skyline Asset Management, L.P.
                                                            31-Dec-11
    ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
A. O. Smith Corporation          COM        831865209    3,173       79,100  SH         Sole                     79,100
A. Schulman, Inc.                COM        808194104    2,965      140,000  SH         Sole                    140,000
Anixter International Inc.       COM        035290105    2,403       40,300  SH         Sole                     40,300
Asbury Automotive Group, Inc.    COM        043436104    4,790      222,157  SH         Sole                    222,157
Ascena Retail Group, Inc.        COM        04351G101    3,040      102,300  SH         Sole                    102,300
Aspen Insurance Holdings Limit   SHS        G05384105    2,000       75,473  SH         Sole                     75,473
BBCN Bancorp, Inc.             COM NEW      073295107    1,765      186,800  SH         Sole                    186,800
Benchmark Electronics, Inc.      COM        08160H101    3,026      224,639  SH         Sole                    224,639
Berkshire Hills Bancorp, Inc.    COM        084680107    2,863      129,012  SH         Sole                    129,012
Big Lots, Inc.                   COM        089302103    3,179       84,200  SH         Sole                     84,200
Bristow Group Inc.               COM        110394103    3,867       81,600  SH         Sole                     81,600
Brookline Bancorp, Inc.          COM        11373M107    2,434      288,400  SH         Sole                    288,400
CBIZ, Inc.                       COM        124805102    2,276      372,575  SH         Sole                    372,575
CRA International, Inc.          COM        12618T105    4,186      210,969  SH         Sole                    210,969
Columbia Banking System, Inc.    COM        197236102    2,933      152,200  SH         Sole                    152,200
Columbus McKinnon Corporation    COM        199333105    2,798      220,450  SH         Sole                    220,450
Drew Industries Incorporated     COM        26168L205    3,763      153,400  SH         Sole                    153,400
EnPro Industries, Inc.           COM        29355X107    2,289       69,400  SH         Sole                     69,400
Energy Partners, LTD.            COM        29270U303    2,631      180,200  SH         Sole                    180,200
First Financial Bancorp          COM        320209109    4,135      248,500  SH         Sole                    248,500
GP Strategies Corporation        COM        36225V104    5,709      423,506  SH         Sole                    423,506
Generac Holdings, Inc.           COM        368736104    3,069      109,476  SH         Sole                    109,476
General Cable Corporation        COM        369300108    2,448       97,900  SH         Sole                     97,900
Group 1 Automotive, Inc.         COM        398905109    3,869       74,700  SH         Sole                     74,700
Harman International Industrie COM NEW      413086109    2,035       53,500  SH         Sole                     53,500
Health Management Associates,    CLA        421933102    2,377      322,500  SH         Sole                    322,500
Hudson Valley Holding Corp.      COM        444172100    4,265      200,970  SH         Sole                    200,970
Huron Consulting Group Inc.      COM        447462102    3,967      102,400  SH         Sole                    102,400
Insperity, Inc.                  COM        45778Q107    2,461       97,100  SH         Sole                     97,100
Jos. A. Bank Clothiers, Inc.     COM        480838101    4,380       89,835  SH         Sole                     89,835
Kennametal Inc.                  COM        489170100    3,557       97,400  SH         Sole                     97,400
La-Z-Boy Incorporated            COM        505336107    3,884      326,400  SH         Sole                    326,400
MB Financial, Inc.               COM        55264U108    2,998      175,300  SH         Sole                    175,300
McGrath RentCorp                 COM        580589109    4,873      168,100  SH         Sole                    168,100
Meritor, Inc.                    COM        59001K100      957      179,827  SH         Sole                    179,827
Modine Manufacturing Company     COM        607828100    1,890      199,800  SH         Sole                    199,800
Monotype Imaging Holdings Inc.   COM        61022P100    4,311      276,500  SH         Sole                    276,500
NTELOS Holdings Corp.          COM NEW      67020Q305    1,864       91,450  SH         Sole                     91,450



    ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
NV Energy Inc.                   COM        67073Y106    4,181      255,700  SH         Sole                    255,700
NeuStar, Inc.                    CLA        64126X201    3,660      107,100  SH         Sole                    107,100
ON Semiconductor Corporation     COM        682189105    3,019      391,094  SH         Sole                    391,094
Ocwen Financial Corporation      COM        675746309    3,527      243,600  SH         Sole                    243,600
Park Sterling Corporation        COM        70086Y105    2,057      504,200  SH         Sole                    504,200
Plantronics, Inc.              COM NEW      727493108    2,288       64,200  SH         Sole                     64,200
Quaker Chemical Corporation      COM        747316107    3,648       93,800  SH         Sole                     93,800
RF Micro Devices, Inc.           COM        749941100    2,256      417,700  SH         Sole                    417,700
Reinsurance Group Of America,    COM        759351604    4,773       91,347  SH         Sole                     91,347
Rudolph Technologies, Inc.       COM        781270103    1,838      198,500  SH         Sole                    198,500
SYNNEX Corporation               COM        87162W100    3,115      102,254  SH         Sole                    102,254
Sabra Health Care REIT, Inc.     COM        78573L106    2,535      209,666  SH         Sole                    209,666
Sanmina-SCI Corporation          COM        800907206    1,865      200,300  SH         Sole                    200,300
Signet Jewelers Limited          SHS        G81276100    3,477       79,100  SH         Sole                     79,100
Sirona Dental Systems, Inc.      COM        82966C103    4,091       92,900  SH         Sole                     92,900
Solutia Inc.                     COM        834376501    2,208      127,800  SH         Sole                    127,800
Swift Transportation Co., Inc.   CLA        87074U101    2,408      292,200  SH         Sole                    292,200
Symetra Financial Corporation    COM        87151Q106    2,585      285,000  SH         Sole                    285,000
Symmetry Medical Inc.            COM        871546206    2,877      360,100  SH         Sole                    360,100
TNS, Inc.                        COM        872960109    2,543      143,500  SH         Sole                    143,500
Teleflex Incorporated            COM        879369106    4,353       71,020  SH         Sole                     71,020
Textainer Group Holdings Limit   SHS        G8766E109    2,659       91,300  SH         Sole                     91,300
The Hanover Insurance Group, I   COM        410867105    3,617      103,500  SH         Sole                    103,500
Triumph Group, Inc.              COM        896818101    4,846       82,900  SH         Sole                     82,900
United Rentals, Inc.             COM        911363109    3,812      129,000  SH         Sole                    129,000
Valassis Communications, Inc.    COM        918866104    2,038      106,000  SH         Sole                    106,000
Validus Holdings, Ltd.         COM SHS      G9319H102    2,876       91,300  SH         Sole                     91,300
Virtusa Corporation              COM        92827P102    3,629      250,616  SH         Sole                    250,616
Warnaco Group, Inc.              COM        934390402    2,987       59,700  SH         Sole                     59,700
Watts Water Technologies, Inc.   CLA        942749102    3,288       96,100  SH         Sole                     96,100
Wesco Aircraft Holdings, Inc.  COM NEW      950814103    2,844      203,300  SH         Sole                    203,300
Winnebago Industries, Inc.       COM        974637100    3,435      465,500  SH         Sole                    465,500
TOTAL                                                  218,765